Significant Accounting Policies (Details) - USD ($)		3 Months Ended	11 Months Ended
	May 12, 2021	Mar. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Federal deposit insurance corporation (in Dollars)		$ 0	$ 0
Aggregate shares		2,244,493	2,244,493
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Forfeiture	150,000